Defined Benefit Plans - Summary of Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Period (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	4.00%	3.00%
Debt instruments	19.00%	20.00%
Aegon United Kingdom [member] | Actuarial assumption of expected rates of pension increases [member] | Defined benefit plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments		32.00%
Debt instruments		68.00%